Acquisition of ITS (Details) - USD ($) $ in Millions	Jun. 08, 2025	Feb. 16, 2026
Acquisition of ITS [Line Items]
Percentage of share capital		51.00%
Convertible period of shareholder	3 years	3 years
First - Year NIS [Member]
Acquisition of ITS [Line Items]
Aggregate purchase price (in Dollars)	$ 25
Second - Year NIS [Member]
Acquisition of ITS [Line Items]
Aggregate purchase price (in Dollars)	30
Third - Year NIS [Member]
Acquisition of ITS [Line Items]
Aggregate purchase price (in Dollars)	$ 35
Mr. Gera Eron [Member]
Acquisition of ITS [Line Items]
Shares of common stock (in Shares)	10,000,000
Share capital consideration (in Dollars)	$ 3
Percentage of share capital	51.00%
Percentage of acquisition	49.00%
ITS Acquisition [Member]
Acquisition of ITS [Line Items]
Percentage of acquisition		49.00%